Income Taxes - Movements in the valuation allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Balance as of January 1	$ (39.1)	$ (20.5)
Increase	(97.4)	(21.1)
Release	8.8	2.5
Balance as of December 31	(127.7)	$ (39.1)
U.S. taxes or foreign withholding taxes have been accrued on unremitted earnings of our foreign subsidiaries	$ 0.0